CONVERTIBLE NOTES - General (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 14, 2017 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Interest and Finance Expense
Aggregate principal amount	$ 100,000
Long-term debt		$ 542,215	$ 667,995	$ 501,160
Equity component of notes			24,110
Equity component net of tax		17,603	17,603
Accretion of convertible notes		$ 5,568	4,897
Convertible notes
Interest and Finance Expense
Aggregate principal amount	$ 100,000
Interest rate (as a percent)	2.25%
Initial conversion ratio	0.625
Initial conversion price (per share) | $ / shares	$ 16.00
Threshold trading days		20 days
Threshold consecutive trading days		30 days
Threshold percentage		130.00%
Redemption price (percentage)		100.00%
Purchase Price (percentage)		100.00%
Equity component net of tax		$ 17,603
Effective interest rate (as a percent)		7.80%
Accretion of convertible notes		$ 5,568
Accretion of convertible notes, net			2,807
Capitalized interest		$ 0	2,090
Fair value | Convertible notes
Interest and Finance Expense
Long-term debt			$ 71,685
Discount cash flow term			5 years
Discount rate (percentage)			8.60%